Securities (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Securities

$ millions, as at October 31	2019	2018
Debt securities measured at FVOCI	$46,196	$35,648
Equity securities designated at FVOCI	602	562
Securities measured at amortized cost (1)	20,115	12,876
Securities mandatorily measured and designated at FVTPL	54,397	52,578
	$121,310	$101,664

(1)	During the year, $110 million of amortized cost debt securities were disposed of shortly before their maturity resulting in a realized loss of less than $1 million (October 31, 2018: nil).

Summary of Residual Term to Contractual Maturity of Financial Instruments

	Residual term to contractual maturity
$ millions, as at October 31	Within 1 year		1 to 5 years		5 to 10 years		Over 10 years		No specific maturity		2019 Total		2018 Total
	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value		Yield (1)
Debt securities measured at FVOCI
Securities issued or guaranteed by:
Canadian federal government	$2,452	1.5%	$8,165	1.8%	$234	2.1%	$–	–%	$–	–%	$10,851	1.7%	$6,620		2.1%
Other Canadian governments	1,051	1.7	7,995	1.8	3,225	2.1	–	–	–	–	12,271	1.9	9,249		2.7
U.S. Treasury and agencies	4,128	1.9	5,209	2.1	34	1.6	–	–	–	–	9,371	2.0	7,742		1.8
Other foreign governments	2,227	2.2	2,840	2.4	129	5.2	140	5.6	–	–	5,336	2.5	3,996		2.3
Mortgage-backed securities (2)	–	–	396	1.9	248	2.4	2,055	2.5	–	–	2,699	2.4	3,430		2.5
Asset-backed securities	–	–	–	–	–	–	47	2.4	–	–	47	2.4	68		2.5
Corporate debt	1,007	1.8	4,609	2.5	5	2.4	–	–	–	–	5,621	2.4	4,543		2.3
	$10,865		$29,214		$3,875		$2,242		$–		$46,196		$35,648
Equity securities designated at FVOCI
Corporate public equity	$–	–	$–	–	$–	–	$–	–	$46	n/m	$46	n/m	$43		n/m
Corporate private equity	–	–	–	–	–	–	–	–	556	n/m	556	n/m	519		n/m
	$–		$–		$–		$–		$602		$602		$562
Securities measured at amortized cost
Securities issued or guaranteed by:
Canadian federal government	$–		$546		$36		$–		$–		$582		$180
Other Canadian governments	–		2,180		4,514		54		–		6,748		4,872
U.S. Treasury and agencies	781		5,146		–		–		–		5,927		2,329
Other foreign governments	234		42		–		384		–		660		693
Mortgage-backed securities (3)	231		962		987		1,436		–		3,616		3,727
Asset-backed securities	5		153		305		–		–		463		344
Corporate debt	280		1,764		75		–		–		2,119		731
	$1,531		$10,793		$5,917		$1,874		$–		$20,115		$12,876
Securities mandatorily measured and designated at FVTPL
Securities issued or guaranteed by:
Canadian federal government	$1,999		$2,463		$1,274		$1,467		$–		$7,203		$10,708
Other Canadian governments	1,683		1,347		1,049		4,183		–		8,262		8,055
U.S. Treasury and agencies	121		2,737		1,943		273		–		5,074		905
Other foreign governments	238		703		164		34		–		1,139		924
Mortgage-backed securities (4)	95		968		112		–		–		1,175		1,774
Asset-backed securities	155		451		228		384		–		1,218		1,157
Corporate debt	789		2,245		571		178		–		3,783		3,701
	$5,080		$10,914		$5,341		$6,519		$–		$27,854		$27,224
Corporate public equity	–		–		–		–		26,523		26,523		25,348	(5)
Corporate private equity	–		–		–		–		20		20		6	(5)
	$–		$–		$–		$–		$26,543		$26,543		$25,354

Total securities (6)	$17,476		$50,921		$15,133		$10,635		$27,145		$121,310		$101,664

(1)	Represents the weighted-average yield, which is determined by applying the weighted average of the yields of individual fixed income securities.
(2)
Includes securities backed by mortgages insured by the Canada Mortgage and Housing Corporation (CMHC), with amortized cost of $232 million (2018: $517 million) and fair value of $232 million (2018: $518 million); securities issued by Federal National Mortgage Association (Fannie Mae), with amortized cost of $1,127 million (2018: $1,267 million) and fair value of $1,136 million (2018: $1,238 million); securities issued by Federal Home Loan Mortgage Corporation (Freddie Mac), with amortized cost of $487 million (2018: $689 million) and fair value of $492 million (2018: $673 million); and securities issued by Government National Mortgage Association, a U.S. government corporation (Ginnie Mae), with amortized cost of $841 million (2018: $1,003 million) and fair value of $839 million (2018: $1,001 million).

(3)
Includes securities backed by mortgage insured by the Canada Mortgage and Housing Corporation (CMHC) with amortized cost of $858 million (2018: $806 million) and fair value of $859 million (2018: $807 million); securities issued by Fannie Mae, with amortized cost of $1,037 million (2018: $1,275 million) and fair value of $1,048 million (2018: $1,226 million); securities issued by Freddie Mac, with amortized cost of $1,610 million (2018: $1,527 million) and fair value of $1,651 million (2018: $1,461 million); and securities issued by Ginnie Mae, with amortized cost of $98 million (2018: $119 million) and fair value of $99 million (2018: $113 million).

(4)	Includes securities backed by mortgages insured by the CMHC of $1,135 million (2018: $1,701 million).
(5)	Certain information has been reclassified to conform to the presentation adopted in the current year.
(6)
Includes securities denominated in U.S. dollars with carrying value of $54.4 billion (2018: $40.3 billion) and securities denominated in other foreign currencies with carrying value of $1,813 million (2018: $1,799 million).

n/m	Not meaningful.

Fair value of debt securities measured and equity securities designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at October 31				2019				2018
	Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$10,842	$12	$(3)	$10,851	$6,608	$15	$(3)	$6,620
Other Canadian governments	12,252	22	(3)	12,271	9,220	31	(2)	9,249
U.S. Treasury and agencies	9,353	25	(7)	9,371	7,824	7	(89)	7,742
Other foreign governments	5,318	25	(7)	5,336	3,997	16	(17)	3,996
Mortgage-backed securities	2,688	15	(4)	2,699	3,476	5	(51)	3,430
Asset-backed securities	47	–	–	47	68	–	–	68
Corporate debt	5,608	16	(3)	5,621	4,567	2	(26)	4,543
	46,108	115	(27)	46,196	35,760	76	(188)	35,648
Corporate public equity (2)	40	15	(9)	46	34	14	(5)	43
Corporate private equity	493	85	(22)	556	434	100	(15)	519
	533	100	(31)	602	468	114	(20)	562
	$46,641	$215	$(58)	$46,798	$36,228	$190	$(208)	$36,210

(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $23 million (2018: $23 million).
(2)	Includes restricted stock.

Summary of Profit or Loss Recognized on FVOCI Securities
The table below presents profit or loss recognized on FVOCI securities (2017: AFS securities):

$ millions, for the year ended October 31	2019	2018	2017
Realized gains	$40	$56	$178
Realized losses	(2)	(13)	(25)
Provision for credit losses on debt securities	(3)	(78)	n/a
Impairment write-downs
Equity securities	n /a	n/a	(10)
	$35	$(35)	$143

n/a	Not applicable.

Summary of Allowance for Losses measured at FVOCI
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance under IFRS 9 for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the year ended October 31		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired		Total
2019	Debt securities measured at FVOCI
	Balance at beginning of year	$15	$3	$5		$23
	Provision for (reversal of) credit losses (1)	–	–	4		4
	Write-offs	–	–	(4)		(4)
	Other	(1)	–	1		–
	Balance at end of year	$14	$3	$6		$23
2018	Debt securities measured at FVOCI
	Balance at beginning of year	$14	$35	$–		$49
	Provision for (reversal of) credit losses (1)	1	(32)	109		78
	Write-offs	–	–	(5)		(5)
	Other	–	–	(99	) (2)	(99)
	Balance at end of year	$15	$3	$5		$23

(1)	Included in the gains (losses) from debt securities measured at FVOCI and amortized cost, net on our consolidated statement of income.
(2)
Includes ECL of $99 million relating to Barbados debt securities that were derecognized in the fourth quarter of 2018 as a result of a debt restructuring agreement completed with the Government of Barbados.